Summary of Changes in Nonvested Stock and Weighted-Average Grant Date Fair Value (Detail) (Nonvested Stock, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested Stock
Shares
Nonvested at the beginning of the year	1,431	1,310	1,110
Granted	685	513	553
Vested	(440)	(340)	(317)
Forfeited	(60)	(52)	(36)
Nonvested at the ending of the year	1,616	1,431	1,310
Weighted-Average Grant Date Fair Value
Nonvested at the beginning of the year	$ 31.79	$ 31.54	$ 33.10
Granted	$ 44.59	$ 34.07	$ 33.27
Vested	$ 29.02	$ 34.34	$ 38.08
Forfeited	$ 33.31	$ 30.70	$ 33.20
Nonvested at the ending of the year	$ 37.95	$ 31.79	$ 31.54